Description of Business (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 09, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Fair market value of common stock
Voting percent		51.00%
Risk free rate		0.84%
Volatility rate		250.00%
Exit period		5 years
Discount rate		35.00%
Stock issued during period, shares, conversion of convertible securities		14,465,259
Number of shares returned for cancellation		14,465,259
Mr. Gerard Dab [Member]
Number of shares exchanged		$ 200,000
Fair market value of shares		$ 122,000
Series B Convertible Redeemable Preferred Stock [Member]
Percentage of shares for conversion	4.99%
Series A Supermajority Voting Preferred Stock [Member]
Number of shares issued on acquisition		1,000
Series A Supermajority Voting Preferred Stock [Member] | Mr. Gerard Dab [Member]
Number of shares issued on acquisition		1,000
Number of shares exchanged		$ 300,000
Voting percent		51.00%
Series A Supermajority Voting Preferred Stock [Member] | Mr. Gerard Dab [Member]
Number of shares exchanged		$ 300,000
Series C Convertible Redeemable Preferred Stock [Member]
Number of shares issued on acquisition		200
Series C Convertible Redeemable Preferred Stock [Member] | Mr. Gerard Dab [Member]
Number of shares issued on acquisition		200
Number of shares exchanged		$ 200,000
Fair market value of shares		$ 122,000
Rennova Health, Inc. [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Number of shares issued	14,000		950
Stated value per share	$ 1,000
Number of shares issued	14,950
Fair market value of common stock	$ 9,086,396